UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       375 Park Avenue, 38th Floor
               New York, New York 10152

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore              New York, NY                 11/14/07
-----------------              ------------                 --------
  [Signature]                  [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                                      TITLE                  VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                        OF CLASS   CUSIP       x($1000) PRN AMT  PRN CALL  DISCRETN  MANAGERS    SOLE     SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PTS INC                  COM        00751Y106     3,524   105,000 SH        OTHER         01       105,000
AFFILIATED MANAGERS GROUP INC         COM        008252108     9,882    77,500 SH        OTHER         01        77,500
AFFILIATED MANAGERS GROUP INC         COM        008252108     6,375    50,000 CALL      OTHER         01        50,000
AIR METHODS CORP                      COM        009128307     6,662   144,200 SH        OTHER         01       144,200
AIRGAS INC                            COM        009363102     5,323   103,100 SH        OTHER         01       103,100
ALBEMARLE CORP                        COM        012653101     6,237   141,100 SH        OTHER         01       141,100
AMERICAN EAGLE OUTFITTERS INC         COM        02553E106     4,473   170,000 SH        OTHER         01       170,000
AMERICREDIT CORP                      COM        03060R101     5,801   330,000 SH        OTHER         01       330,000
AMPHENOL CORPORATION                  COM        032095101    16,699   420,000 SH        OTHER         01       420,000
ANIXTER INTL INC                      COM        035290105    16,490   200,000 SH        OTHER         01       200,000
ARIBA INC                             COM        04033V203     2,258   209,500 SH        OTHER         01       209,500
ARROW ELECTRS INC                     COM        042735100     3,317    78,000 SH        OTHER         01        78,000
ATWOOD OCEANICS INC                   COM        050095108     1,531    20,000 SH        OTHER         01        20,000
BRC BEARINGS INC                      COM        75524B104     1,918    50,000 SH        OTHER         01        50,000
BROCADE COMMUNICATIONS SYSTEM         COM        111621306     2,568   300,000 SH        OTHER         01       300,000
CAREER ED CORP                        COM        141665109     3,359   120,000 SH        OTHER         01       120,000
C D W CORP                            COM        12512N105     6,976    80,000 PUT       OTHER         01        80,000
CENVEO INC                            COM        15670S105    15,141   700,000 SH        OTHER         01       700,000
CHEESECAKE FACTORY INC                COM        163072101     2,347   100,000 SH        OTHER         01       100,000
CHEMED CORP                           COM        16359R103     1,865    30,000 SH        OTHER         01        30,000
CIT GROUP INC                         COM        125581108     8,844   220,000 SH        OTHER         01       220,000
CIT GROUP INC                         COM        125581108     3,216    80,000 PUT       OTHER         01        80,000
CORVEL CORP                           COM        221006109     3,877   167,700 SH        OTHER         01       167,700
CROWN HOLDINGS INC                    COM        228368106     9,263   407,000 SH        OTHER         01       407,000
DIODES INC                            COM        254543101     3,692   115,000 SH        OTHER         01       115,000
DOLLAR TREE STORES INC                COM        256747106    10,135   250,000 SH        OTHER         01       250,000
DRESS BARN INC                        COM        261570105     7,455   438,300 SH        OTHER         01       438,300
EMERGENCY MEDICAL SV CS               COM        29100P102     4,904   162,100 SH        OTHER         01       162,100
EQUINIX INC                           COM        29444U502     7,539    85,000 SH        OTHER         01        85,000
FIDELITY NATIONAL INFORMATION         COM        31620M106     6,358   143,300 SH        OTHER         01       143,300
FOUNDRY NETWORKS INC                  COM        35063R100     4,976   280,000 SH        OTHER         01       280,000
GOODRICH CORP                         COM        382388106     5,724    83,900 SH        OTHER         01        83,900
GRANITE CONSTR INC                    COM        387328107     7,985   150,600 SH        OTHER         01       150,600
GREIF INC                             COM        397624107    13,277   218,800 SH        OTHER         01       218,800
GYMBOREE CORP                         COM        403777105     7,929   225,000 SH        OTHER         01       225,000
HARMONIC INC                          COM        413160102     2,069   195,000 SH        OTHER         01       195,000
HERCULES OFFSHORE INC                 COM        427093109     1,306    50,000 SH        OTHER         01        50,000
HOLOGIC INC                           COM        436440101     6,972   114,300 SH        OTHER         01       114,300
HORIZON LINES INC                     COM        44044K101     2,922    95,700 SH        OTHER         01        95,700
HOSPIRA INC                           COM        441060100     6,218   150,000 SH        OTHER         01       150,000
ICON PLC                              ADR        45103T107     8,481   166,200 SH        OTHER         01       166,200
ICONIX BRAND GROUP I NC               COM        451055107     3,093   130,000 SH        OTHER         01       130,000
IHOP CORP                             COM        449623107     2,533    40,000 SH        OTHER         01        40,000
IMMUCOR INC                           COM        452526106       715    20,000 SH        OTHER         01        20,000
INSIGHT ENTERPRISES INC               COM        45765U103     6,757   261,800 SH        OTHER         01       261,800
INTERSIL CORP                         COM        46069S109     1,337    40,000 SH        OTHER         01        40,000
JDA SOFTWARE GROUP INC                COM        46612K108     5,927   286,900 SH        OTHER         01       286,900


KENDLE INTERNATIONAL  INC             COM        48880L107     5,515   132,800 SH        OTHER         01       132,800
KENEXA CORP                           COM        488879107     4,854   157,700 SH        OTHER         01       157,700
KINETIC CONCEPTS INC                  COM        49460W208     2,251    40,000 SH        OTHER         01        40,000
KINETIC CONCEPTS INC                  COM        49460W208     1,688    30,000 PUT       OTHER         01        30,000
LABORATORY CORP AMER  HLDGS           COM        50540R409     8,238   105,300 SH        OTHER         01       105,300
METTLER TOLEDO INTERNATIONAL          COM        592688105     3,570    35,000 SH        OTHER         01        35,000
MPS GROUP INC                         COM        553409103     2,682   240,500 SH        OTHER         01       240,500
NATCO GROUP INC                       COM        63227W203     5,175   100,000 SH        OTHER         01       100,000
NEWMARKET CORP                        COM        651587107     2,089    42,300 SH        OTHER         01        42,300
NICE SYS LTD                          ADR        653656108     5,656   157,800 SH        OTHER         01       157,800
NOVAMED INC DEL                       COM        66986W108     1,610   370,000 SH        OTHER         01       370,000
NTELOS HOLDINGS CORP                  COM        67020Q107     1,125    38,200 SH        OTHER         01        38,200
ON SEMICONDUCTOR COR P /  SEMI        COM        682189105     8,980   715,000 SH        OTHER         01       715,000
PACTIV CORP                           COM        695257105     2,866   100,000 SH        OTHER         01       100,000
PAETEC HLDG                           COM        695459107     1,293   103,700 SH        OTHER         01       103,700
PEDIATRIX MED GROUP                   COM        705324101     9,407   143,800 SH        OTHER         01       143,800
PERFORMANCE FOOD GROUP CO             COM        713755106     3,905   129,600 SH        OTHER         01       129,600
PERKINELMER INC                       COM        714046109     8,059   275,900 SH        OTHER         01       275,900
PETSMART INC                          COM        716768106     3,372   105,700 SH        OTHER         01       105,700
PHARMACEUTICAL PRODUCTS DEVEL         COM        717124101     2,126    60,000 SH        OTHER         01        60,000
PHILLIPS-VAN HEUSEN CORP              COM        718592108    15,744   300,000 SH        OTHER         01       300,000
PSYCHIATRIC SOLUTION S INC            COM        74439H108     7,944   202,250 SH        OTHER         01       202,250
RED ROBIN GOURMET BURGERS INC         COM        75689M101     1,562    36,400 SH        OTHER         01        36,400
REGAL-BELOIT CORP                     COM        758750103     3,879    81,000 SH        OTHER         01        81,000
RES-CARE INC                          COM        760943100     1,951    85,400 SH        OTHER         01        85,400
RESPIRONICS INC                       COM        761230101     8,424   175,400 SH        OTHER         01       175,400
SIRENZA MICRODEVICES INC              COM        82966T106     3,411   197,300 SH        OTHER         01       197,300
SKILLED HEALTHCARE GROUP INC          COM        83066R107     7,560   480,000 SH        OTHER         01       480,000
SKYWORKS SOLUTIONS INC                COM        83088M102     4,264   471,700 SH        OTHER         01       471,700
SNAP ON INC                           COM        833034101     4,211    85,000 SH        OTHER         01        85,000
SPARTAN STORES INC                    COM        846822104     4,055   180,000 SH        OTHER         01       180,000
SPDR TR                               UNIT SER 1 78462F103   228,870 1,500,000 PUT       OTHER         01     1,500,000
SUN COMMUNITIES INC                   COM        866674104     2,307    76,700 SH        OTHER         01        76,700
SUPERVALUE INC                        COM        868536103    13,849   355,000 SH        OTHER         01       355,000
SWITCH AND DATA INC                   COM        871043105     6,145   377,200 SH        OTHER         01       377,200
SYKES ENTERPRISES INC                 COM        871237103       982    59,100 SH        OTHER         01        59,100
TECH DATA CORP                        COM        878237106     3,454    86,100 SH        OTHER         01        86,100
THERMO FISHER SCIENTIFIC INC          COM        883556102    19,625   340,000 SH        OTHER         01       340,000
TTM TECHNOLOGIES INC                  COM        87305R109     5,396   466,400 SH        OTHER         01       466,400
VERIFONE HLDGS INC                    COM        92342Y109     3,307    74,600 SH        OTHER         01        74,600
W-H ENERGY SVCS INC                   COM        92925E108     8,636   117,100 SH        OTHER         01       117,100
WARNACO GROUP INC                     COM        934390402     5,079   130,000 SH        OTHER         01       130,000
WESCO INTL INC                        COM        95082P105       850    19,800 SH        OTHER         01        19,800

                                   90                        722,216


                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         90
Form 13F Information Table Value Total:         722,216
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                      Brant Point Investment Management
                                             International LLC